Schedule of Investments (unaudited) September 30, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$4,357
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	258	2,581

Total Asset-Backed Securities — 0.0% (Cost: $65,272)		6,938

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.8%
Fannie Mae, Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	3,689,282
Freddie Mac REMICS
Series 3745, Class LK, 4.00%, 10/15/40	3,500	3,217,459
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,403,938
Ginnie Mae Mortgage-Backed Securities, Series 2022- 63, Class ZM, 3.50%, 10/20/50	4,376	3,197,776
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	522	482,156
Series 2018-4, Class MA, 3.50%, 03/25/58	3,013	2,765,351
Series 2019-1, Class MA, 3.50%, 07/25/58	940	859,939
Series 2019-2, Class MA, 3.50%, 08/25/58	381	346,800
Small Business Administration, Series 2000-1, 1.80%, 11/10/21(a)	4	—

		19,962,701

Commercial Mortgage-Backed Securities — 2.0%
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (1-mo. Term SOFR + 0.90%), 6.48%, 09/15/34(b)(c)	607	604,176
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.20%, 04/15/36(b)(c)	250	244,033
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. Term SOFR + 1.69%), 7.02%, 03/15/40(b)(c)	500	497,496
BX Trust, Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.50%, 08/15/39(b)(c)	750	751,410
Citigroup Commercial Mortgage CGCMT, Series 2023, Class A, 6.01%, 10/12/40(b)(c)	340	331,064
CSAIL Commercial Mortgage Trust(c)
Series 2018-C14, Class XA, 0.70%, 11/15/51	1,990	42,607
Series 2019-C16, Class XA, 1.71%, 06/15/52	6,344	405,251
CSRO Trust, Class A, 7.12%, 07/12/40	177	175,664
GS Mortgage Securities Corp. Trust, Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.53%, 08/15/39(b)(c)	560	560,666
GS Mortgage Securities Trust, Series 2023-FUN, Class A, (1-mo. Term SOFR + 2.09%), 7.42%, 03/15/28(b)(c)	280	277,193
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1-mo. Term SOFR + 1.06%), 6.40%, 06/15/35(b)(c)	79	74,574
RMBS Miravet Mira Mile, Class A, 6.75%, 06/10/38	569	557,285
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.19%, 08/17/36(b)	583	517,880
Series 2018-C44, Class XA, 0.87%, 05/15/51	4,747	120,610

		5,159,909

Interest Only Collateralized Mortgage Obligations — 5.2%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	128	22,000

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS, Series 2021-26, Class AI, 3.50%, 05/25/50	$26,330		$4,796,690
Freddie Mac, Series 3744, Class CI, 3.00%, 06/25/51	19,044		2,672,156
Freddie Mac REMICS
Series 5083, Class IN, 4.50%, 07/25/32	12,400		1,204,773
Series 5138, Class IP, 3.00%, 04/25/51	17,713		2,688,763
Ginnie Mae, Series 2022-10, Class IT, 3.50%, 01/20/52	11,546		1,831,800
IndyMac INDX Mortgage Loan Trust, Series 2006- AR33, Class 4AX, 0.17%, 01/25/37(a)	18,731		2
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(a)(c)	5,391		5

			13,216,189

Principal Only Collateralized Mortgage Obligations — 2.3%
Fannie Mae, Series 2011-90, Class AO, 0.01%, 09/25/41	3,496		2,540,430
Fannie Mae Strip 0.01%, 07/25/33	1,823		1,485,194
0.01%, 09/25/39	2,163		1,607,462
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	88		60,584
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 0.01%, 11/25/35	45		23,434

			5,717,104

Total Non-Agency Mortgage-Backed Securities — 17.3% (Cost: $45,781,760)			44,055,903

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.7%
Federal Housing Administration, 7.43%, 05/15/23(a)	—	(d)	—
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000		9,331,840

			9,331,840

Collateralized Mortgage Obligations — 60.8%
Fannie Mae, Series 0040, Class K, 6.50%, 08/17/24	1		612
Fannie Mae REMICS
Series 1993-247, Class SN, (30-day Avg SOFR + 58.35%), 10.00%, 12/25/23(c)	—	(d)	272
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,887		1,995,433
Series 2004-84, Class SD, (30-day Avg SOFR + 12.56%), 3.52%, 04/25/34(c)	22		21,749
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 3.43%, 08/25/35(c)	37		34,110
Series 2010-134, Class DB, 4.50%, 12/25/40	6,131		5,822,360
Series 2010-136, Class CY, 4.00%, 12/25/40	3,016		2,798,791
Series 2010-47, Class JB, 5.00%, 05/25/30	1,833		1,783,281
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		13,101,783
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,694		3,337,707
Series 2011-99, Class CB, 4.50%, 10/25/41	29,923		28,398,066
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,396,924
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		6,106,108
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 0.90%, 05/25/48(c)	4,244		3,323,150
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		1,835,075
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	303		315,459
Series 2731, Class ZA, 4.50%, 01/15/34	1,500		1,440,388
Series 2927, Class BZ, 5.50%, 02/15/35	1,428		1,407,097
Series 3745, Class ZA, 4.00%, 10/15/40	1,239		1,125,749

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 3762, Class LN, 4.00%, 11/15/40	$2,000	$1,806,160
Series 3780, Class ZA, 4.00%, 12/15/40	3,293	3,024,396
Series 3856, Class PB, 5.00%, 05/15/41	6,358	6,193,894
Series 3960, Class PL, 4.00%, 11/15/41	2,859	2,654,961
Series 3963, Class JB, 4.50%, 11/15/41	519	491,837
Series 4016, Class BX, 4.00%, 09/15/41	15,408	14,161,902
Series 4269, Class PM, 4.00%, 08/15/41	8,884	7,762,487
Series 4299, Class JY, 4.00%, 01/15/44	1,000	877,763
Series 4384, Class LB, 3.50%, 08/15/43	3,851	3,595,979
Series 4615, Class LB, 4.50%, 09/15/41	7,219	6,787,162
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,645,785
Series 4774, Class L, 4.50%, 03/15/48	5,358	5,016,705
Series 4830, Class AV, 4.00%, 10/15/33	1,069	944,648
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	59	58,376
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	7,409	6,913,419
Series 2012-16, Class HJ, 4.00%, 09/20/40	5,271	4,969,619
Series 2015-96, Class ZM, 4.00%, 07/20/45	8,697	7,465,224
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,318	5,014,215

		154,628,646

Commercial Mortgage-Backed Securities(c) — 0.6%
Freddie Mac Multifamily Structured Pass-Through
Certificates
Series K094, Class X1, 1.01%, 06/25/29	1,400	56,380
Series K104, Class X1, 1.25%, 01/25/30	1,347	73,218
Series K105, Class X1, 1.64%, 01/25/30	1,817	135,635
Series K107, Class X1, 1.71%, 01/25/30	1,228	96,314
Series K109, Class X1, 1.70%, 04/25/30	937	73,875
Series K110, Class X1, 1.81%, 04/25/30	393	32,461
Series K113, Class X1, 1.48%, 06/25/30	1,590	113,813
Series K115, Class X1, 1.43%, 06/25/30	1,949	133,444
Series K120, Class X1, 1.13%, 10/25/30	3,884	208,703
Series K122, Class X1, 0.97%, 11/25/30	1,666	78,518
Ginnie Mae
Series 2013-63, Class IO, 0.75%, 09/16/51	3,364	83,024
Series 2014-169, Class IO, 0.62%, 10/16/56	12,629	268,514
Series 2016-113, Class IO, 1.18%, 02/16/58	3,361	174,920

		1,528,819
Interest Only Collateralized Mortgage Obligations — 7.8%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	30	1,406
Fannie Mae REMICS
Series 1997-90, Class M, 6.00%, 01/25/28	12	57
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 1.17%, 05/25/36(c)	2,081	142,213
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 0.57%, 12/25/41(c)	12,118	1,011,746
Series 2013-10, Class PI, 3.00%, 02/25/43	3,629	430,904
Series 2013-45, Class EI, 4.00%, 04/25/43	1,318	119,769
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 0.82%, 09/25/45(c)	10,437	565,084
Series 2017-70, Class SA, (30-day Avg SOFR + 6.04%), 0.72%, 09/25/47(c)	16,399	1,469,658
Series 2020-12, Class JI, 4.50%, 03/25/50	7,309	1,501,050
Series 2021-23, Class CI, 3.50%, 07/25/46	18,390	3,088,856

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	$973		$36,720
Series 3796, Class WS, (30-day Avg SOFR + 6.44%), 1.12%, 02/15/40(c)	49		47
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 0.57%, 09/15/41(c)	15,763		1,079,989
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 0.57%, 11/15/41(c)	9,310		709,554
Series 4026, Class IO, 4.50%, 04/15/32	563		45,450
Series 4119, Class SC, (30-day Avg SOFR + 6.04%), 0.72%, 10/15/42(c)	217		17,932
Series 4706, Class IG, 4.00%, 07/15/47	7,856		1,338,849
Series 5013, Class JI, 4.00%, 09/25/50	19,194		3,906,708
Ginnie Mae
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.03%, 12/16/39(c)	351		20,395
Series 2011-52, Class MJ, (1-mo. Term SOFR + 6.54%), 1.21%, 04/20/41(c)	2,560		102,845
Series 2011-52, Class NS, (1-mo. Term SOFR + 6.56%), 1.23%, 04/16/41(c)	3,259		177,718
Series 2012-97, Class JS, (1-mo. Term SOFR + 6.14%), 0.81%, 08/16/42(c)	4,169		88,497
Series 2017-101, Class SL, (1-mo. Term SOFR + 6.09%), 0.76%, 07/20/47(c)	8,466		706,740
Series 2022-60, Class IH, 2.50%, 02/20/51	23,607		3,202,888

			19,765,075

Mortgage-Backed Securities — 67.4%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(f)	30,683		27,953,074
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39(f)	4,274		4,259,477
Ginnie Mae Mortgage-Backed Securities 7.50%, 10/15/23 - 11/15/23	—	(d)	4
8.00%, 05/15/26 - 06/15/27	8		7,190
5.00%, 10/20/39(g)	971		952,847
Uniform Mortgage-Backed Securities 4.50%, 09/01/25 - 10/01/52(f)	35,803		33,290,958
5.50%, 02/01/33 - 10/01/39(f)	3,179		3,168,448
5.00%, 06/01/33 - 10/12/53(f)(g)(h)	28,654		27,337,266
2.50%, 10/18/37(h)	180		158,597
6.50%, 10/01/38 - 10/01/39	1,103		1,136,296
4.00%, 01/01/41 - 10/01/52(f)	39,489		35,477,378
3.00%, 10/12/53(h)	41,900		34,641,152
3.50%, 10/12/53(h)	3,664		3,150,754

			171,533,441

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	15		13,702
Fannie Mae REMICS, Series 2002-13, Class PR, 0.01%, 03/25/32	19		17,573
Freddie Mac REMICS, Series 1691, Class B, 0.01%, 03/15/24	3		2,337

			33,612

Total U.S. Government Sponsored Agency Securities — 140.3% (Cost: $417,716,164)			356,821,433

Total Long-Term Investments — 157.6% (Cost: $463,563,196)			400,884,274

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 5.33%, 10/02/23 (Purchased 09/29/2023 to be repurchased at $680,973, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $669,446, respectively)	$681	$680,873

	Shares

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(i)(j)	4,936,500	4,936,500

Total Short-Term Securities — 2.2% (Cost: $5,617,372)		5,617,373

Options Purchased — 0.0% (Cost: $228,000)		4,280

Total Investments Before Borrowed Bonds — 159.8% (Cost: $469,408,568)		406,505,927

	Par (000)

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	(669,446)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(669,446)

Total Investments, Net of Borrowed Bonds — 159.5% (Cost: $468,566,221)		405,836,481

Liabilities in Excess of Other Assets — (59.5)%		(151,413,503)

Net Assets — 100.0%		$254,422,978

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rounds to less than 1,000.
(e)	Zero-coupon bond.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,814,963	$—	$(878,463	)(a)	$—	$—	$4,936,500	4,936,500	$213,408	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Deutsche Bank Securities, Inc.	5.45%	09/13/23	10/12/23		$1,387,626	$1,391,197	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		3,624,323	3,633,651	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,874,700	2,882,099	U.S. Government Sponsored Agency Securities	Up to 30 Days

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Deutsche Bank Securities, Inc.	5.45%	09/13/23	10/12/23		$1,079,429	$1,082,207	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,203,910	2,209,582	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,200,206	1,203,295	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,751,631	5,766,433	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,730,950	5,745,699	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,701,036	5,715,708	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,350,493	5,364,263	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,217,918	1,221,053	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,887,193	2,894,624	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,417,986	2,424,209	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		4,357,888	4,369,104	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		8,305,790	8,327,166	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,878,035	1,882,868	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,362,336	1,365,842	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		19,459,686	19,511,790	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		1,956,159	1,961,193	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,591,504	5,605,894	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,704,490	5,719,171	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,617,708	5,632,166	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,531,639	5,545,875	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		5,849,614	5,864,669	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		4,194,733	4,205,529	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	5.45	09/13/23	10/12/23		2,648,802	2,655,619	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.46	09/14/23	10/12/23		430,949	432,060	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.46	09/14/23	10/12/23		976,469	978,986	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.46	09/14/23	10/12/23		1,011,898	1,014,507	U.S. Government Sponsored Agency Securities	Up to 30 Days

					$ 116,305,101	$ 116,606,459

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year U.S. Treasury Note	310	12/19/23	$33,485	$(685,908)

Short Contracts 10-Year U.S. Ultra Long Treasury Note	163	12/19/23	18,180	388,167
U.S. Long Bond	140	12/19/23	15,938	903,178
2-Year U.S. Treasury Note	154	12/29/23	31,215	103,214
5-Year U.S. Treasury Note	60	12/29/23	6,320	41,624

				1,436,183

				$750,275

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 12/13/33	1-Day SOFR, 5.31%	Quarterly	3.00%	Semi-Annual	Deutsche Bank AG	12/11/23	3.00%	USD 15,000	$4,280

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.31%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$(14,038)	$(14)	$(14,024)
0.18%	Quarterly	1-Day FEDL, 5.33%	Quarterly	N/A	10/21/25	USD	137	14,007	12	13,995

								$(31)	$(2)	$(29)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$6,938	$6,938
Non-Agency Mortgage-Backed Securities	—	44,055,896	7	44,055,903
U.S. Government Sponsored Agency Securities	—	356,821,433	—	356,821,433
Short-Term Securities
Borrowed Bond Agreement	—	680,873	—	680,873
Money Market Funds	4,936,500	—	—	4,936,500
Options Purchased
Interest Rate Contracts	—	4,280	—	4,280
Liabilities
Investments
Borrowed Bonds	—	(669,446)	—	(669,446)

	$4,936,500	$400,893,036	$6,945	$405,836,481

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,436,183	$13,995	$—	$1,450,178
Liabilities
Interest Rate Contracts	(685,908)	(14,024)	—	(699,932)

	$750,275	$(29)	$—	$750,246

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $116,606,459 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation

FEDL	Fed Funds Effective Rate

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STRIP	Separate Trading of Registered Interest & Principal

S C H E D U L E O F I N V E S T M E N T S	6